STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of stock option activity

		Weighted-Average	Weighted-Average
	Options	Exercise Price	Remaining Contract Term
Outstanding at December 31, 2017	122,000	$13.85
Outstanding at December 31, 2018	122,000	$13.85	2.625 years
Exercisable at December 31, 2018	122,000	$13.85	2.625 years

Service vesting
Summary of unvested restricted stock award activity

		Weighted-Average
		Grant Date
	Shares	Fair Value per Share
Unvested restricted stock at December 31, 2017	91,971	$6.89
Granted	757,123	2.61
Vested	(411,567)	4.37
Modified	210,668	4.30
Forfeited	(13,441)	2.85
Unvested restricted stock at December 31, 2018	634,754	$2.65

Market-based vesting
Summary of unvested restricted stock award activity

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at December 31, 2017	404,304	$3.34
Granted	478,508	1.21
Vested	(322,751)	4.67
Modified	66,335	4.67
Forfeited	(5,939)	2.91

Unvested restricted stock at December 31, 2018	620,457	$1.72

Schedule of assumptions used for options

Expected term (years)	3.03
Expected volatility	35.1%
Expected dividend yield	0.00%
Risk-free interest rate	2.67%
Weighted-average grant date fair value	$1.27